Western Asset Intermediate Bond Fund

Schedule of investments (unaudited))	February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes - 35.3%
Communication Services - 2.0%
Diversified Telecommunication Services - 0.7%
AT&T Inc., Senior Notes	3.400%	5/15/25	$1,070,000	$1,140,548
AT&T Inc., Senior Notes	4.250%	3/1/27	580,000	654,145
Telefonica Emisiones SA, Senior Notes	5.134%	4/27/20	110,000	110,523
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	2,270,000	2,765,513
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	840,000	945,381
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	740,000	801,657
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	249,000	269,756
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	300,000	315,106
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	484,000	569,465
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	360,000	412,427
Total Diversified Telecommunication Services				7,984,521
Entertainment - 0.0%
Walt Disney Co., Senior Notes	3.000%	9/15/22	170,000	177,334
Media - 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	300,000	301,688
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	4,300,000	4,841,984
Comcast Corp., Senior Notes	3.375%	2/15/25	280,000	302,895
Comcast Corp., Senior Notes	3.950%	10/15/25	2,790,000	3,126,622
Comcast Corp., Senior Notes	3.150%	3/1/26	90,000	97,165
Comcast Corp., Senior Notes	4.150%	10/15/28	1,520,000	1,764,311
Fox Corp., Senior Notes	4.030%	1/25/24	170,000	184,185	(a)
Fox Corp., Senior Notes	4.709%	1/25/29	340,000	400,437	(a)
Total Media				11,019,287

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	$286,000	$286,700
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	150,000	153,563	(a)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	520,625	525,493	(a)
Vodafone Group PLC, Senior Notes	3.750%	1/16/24	1,990,000	2,140,920
Total Wireless Telecommunication Services				3,106,676
Total Communication Services				22,287,818
Consumer Discretionary - 1.0%
Automobiles - 0.4%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	80,000	80,523	(a)
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	800,000	835,922
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	199,809
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	160,000	160,638
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	520,000	524,527
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	880,000	902,639
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	1,230,000	1,278,239
Total Automobiles				3,982,297
Hotels, Restaurants & Leisure - 0.4%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	540,000	560,174
McDonald’s Corp., Senior Notes	3.350%	4/1/23	800,000	845,448
McDonald’s Corp., Senior Notes	3.500%	3/1/27	450,000	492,103
McDonald’s Corp., Senior Notes	3.800%	4/1/28	650,000	728,117
Sands China Ltd., Senior Notes	4.600%	8/8/23	1,520,000	1,636,888
Sands China Ltd., Senior Notes	5.125%	8/8/25	430,000	483,709
Total Hotels, Restaurants & Leisure				4,746,439
Household Durables - 0.0%
Newell Brands Inc., Senior Notes	3.850%	4/1/23	198,000	205,765
Newell Brands Inc., Senior Notes	4.200%	4/1/26	10,000	10,447
Total Household Durables				216,212
Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	2,080,000	2,282,598
Total Consumer Discretionary				11,227,546

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
Consumer Staples - 1.7%
Beverages - 0.4%
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	$728,000	$765,668
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	810,000	870,054
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	1,150,000	1,282,476
Diageo Capital PLC, Senior Notes	4.828%	7/15/20	760,000	769,114
Diageo Capital PLC, Senior Notes	3.500%	9/18/23	220,000	235,389
Pernod Ricard SA, Senior Notes	4.450%	1/15/22	520,000	547,916	(a)
Total Beverages				4,470,617
Food & Staples Retailing - 0.1%
Walmart Inc., Senior Notes	3.050%	7/8/26	530,000	575,487
Walmart Inc., Senior Notes	3.700%	6/26/28	320,000	363,742
Total Food & Staples Retailing				939,229
Food Products - 0.4%
Danone SA, Senior Notes	2.077%	11/2/21	1,840,000	1,855,944	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	335,000	344,686	(a)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	130,000	135,654
Mars Inc., Senior Notes	2.700%	4/1/25	360,000	382,443	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	1,160,000	1,296,033	(a)
Total Food Products				4,014,760
Tobacco - 0.8%
Altria Group Inc., Senior Notes	3.490%	2/14/22	220,000	227,693
Altria Group Inc., Senior Notes	2.850%	8/9/22	50,000	51,405
Altria Group Inc., Senior Notes	3.800%	2/14/24	320,000	343,867
Altria Group Inc., Senior Notes	4.400%	2/14/26	2,340,000	2,620,123
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,990,000	2,275,786
Altria Group Inc., Senior Notes	6.200%	2/14/59	290,000	380,049
BAT Capital Corp., Senior Notes	2.764%	8/15/22	1,750,000	1,797,779
BAT Capital Corp., Senior Notes	3.557%	8/15/27	1,500,000	1,574,676
Reynolds American Inc., Senior Notes	3.250%	6/12/20	115,000	115,432
Total Tobacco				9,386,810
Total Consumer Staples				18,811,416
Energy - 6.0%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	720,000	790,326
Oil, Gas & Consumable Fuels - 5.9%
Antero Resources Corp., Senior Notes	5.375%	11/1/21	70,000	58,673
Apache Corp., Senior Notes	3.250%	4/15/22	485,000	494,882
Apache Corp., Senior Notes	4.375%	10/15/28	1,030,000	1,084,794
Apache Corp., Senior Notes	4.250%	1/15/30	180,000	189,368

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels - continued
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	$510,000	$536,600
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	420,000	457,373
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	1,990,000	2,127,085
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	970,000	1,065,959
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	10,000	10,344
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	80,000	86,830
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	500,000	544,012
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	350,000	367,691	(a)
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,830,000	1,899,461
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	100,000	104,749
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	850,000	913,874
CNOOC Finance 2015 USA LLC, Senior Notes	4.375%	5/2/28	760,000	876,359
CNOOC Nexen Finance 2014 ULC, Senior Notes	4.250%	4/30/24	430,000	471,146
Concho Resources Inc., Senior Notes	4.375%	1/15/25	1,110,000	1,149,031
Concho Resources Inc., Senior Notes	3.750%	10/1/27	160,000	166,448
Concho Resources Inc., Senior Notes	4.300%	8/15/28	770,000	838,278
Continental Resources Inc., Senior Notes	5.000%	9/15/22	1,739,000	1,737,471
Continental Resources Inc., Senior Notes	4.500%	4/15/23	310,000	324,938
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,130,000	1,150,803
Continental Resources Inc., Senior Notes	4.375%	1/15/28	60,000	58,563
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,360,000	1,615,130
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	1,990,000	2,032,644
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	170,000	172,849
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	20,000	19,786
Dominion Energy Inc., Junior Subordinated Notes	2.579%	7/1/20	1,030,000	1,031,840
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,440,000	2,738,052
Energy Transfer Operating LP, Senior Notes	4.500%	4/15/24	20,000	21,645
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	400,000	408,807

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels - continued
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	$70,000	$77,240
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	1,120,000	1,138,031
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	500,000	538,294
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	2,290,000	2,576,187
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	720,000	754,013
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	430,000	441,211
EOG Resources Inc., Senior Notes	4.150%	1/15/26	1,140,000	1,280,232
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	1,670,000	1,792,878
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	1,070,000	1,247,525	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	660,000	809,738	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	150,000	151,788
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	410,000	452,455
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	290,000	323,794
MPLX LP, Senior Notes	4.125%	3/1/27	780,000	837,392
MPLX LP, Senior Notes	4.800%	2/15/29	1,120,000	1,253,493
Noble Energy Inc., Senior Notes	3.850%	1/15/28	620,000	642,609
Noble Energy Inc., Senior Notes	3.250%	10/15/29	490,000	495,115
Occidental Petroleum Corp., Senior Notes	4.850%	3/15/21	972,000	997,459
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	1,520,000	1,540,018
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	70,000	71,672
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	1,330,000	1,347,695
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	610,000	718,669
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	430,000	437,570
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	1,820,000	2,064,814

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	$910,000	$931,815
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	500,000	496,501
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	580,000	725,865	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	420,000	441,840
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	470,000	529,424
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	463,002
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,040,000	2,289,191	(a)
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	500,000	521,958
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	761,265
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	1,100,000	963,980
Shell International Finance BV, Senior Notes	4.375%	3/25/20	470,000	470,761
Shell International Finance BV, Senior Notes	2.250%	11/10/20	1,020,000	1,023,771
Shell International Finance BV, Senior Notes	3.250%	5/11/25	2,550,000	2,746,505
Shell International Finance BV, Senior Notes	2.875%	5/10/26	400,000	426,205
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	1,620,000	1,782,374	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	670,000	677,196	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,490,000	1,926,942
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	230,000	229,835
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	740,000	727,002
Western Midstream Operating LP, Senior
Notes (3 mo. USD LIBOR + 0.850%)	2.698%	1/13/23	130,000	129,546	(b)
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	180,000	180,218
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	200,000	218,985
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	580,000	609,140
Total Oil, Gas & Consumable Fuels				66,018,698
Total Energy				66,809,024

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
Financials - 14.5%
Banks - 10.7%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	$310,000	$345,697	(a)
Banco Santander SA, Senior Notes	3.125%	2/23/23	1,000,000	1,037,893
Banco Santander SA, Senior Notes	4.379%	4/12/28	600,000	679,017
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	2.968%	4/12/23	800,000	811,973	(b)
Bank of America Corp., Senior Notes	3.300%	1/11/23	600,000	629,782
Bank of America Corp., Senior Notes	4.100%	7/24/23	930,000	1,009,890
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,699,147
Bank of America Corp., Senior Notes	3.500%	4/19/26	460,000	502,972
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	570,000	590,915	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	1,572,000	1,700,164	(b)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	660,000	702,879	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	1,140,000	1,246,256	(b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	1,500,000	1,681,656	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	4,210,000	4,782,324	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	776,766
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	349,320
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,100,000	2,346,828
Banque Federative du Credit Mutuel SA, Senior Notes	2.200%	7/20/20	230,000	230,558	(a)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,150,000	1,267,795	(a)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	1,156,720	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
Banks - continued
BNP Paribas SA, Senior Notes	3.375%	1/9/25	$260,000	$276,677	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	750,000	855,382	(a)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	2,010,000	2,210,589	(a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	810,000	976,133	(a)(b)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	360,000	398,415	(a)(b)
BPCE SA, Senior Notes	3.000%	5/22/22	2,570,000	2,640,454	(a)
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	1,938,153
Citigroup Inc., Senior Notes	8.125%	7/15/39	34,000	58,922
Citigroup Inc., Senior Notes	4.650%	7/30/45	84,000	109,903
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	1,840,000	2,084,726	(b)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	1,620,000	1,843,457	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	670,000	747,346
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	870,000	1,020,998
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	199,771
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	4,370,000	4,938,942
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	280,000	311,830
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	116,000	154,072
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	1,720,000	1,870,988
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,980,000	3,305,635
Danske Bank A/S, Senior Notes	5.000%	1/12/22	530,000	561,516	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	200,000	212,903	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	1,400,000	1,570,761	(a)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	300,000	304,314	(a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	210,000	220,859	(a)(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
Banks - continued
HSBC Bank USA NA, Subordinated Notes	4.875%	8/24/20	$290,000	$294,661
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	1,190,000	1,210,466
HSBC Holdings PLC, Senior Notes	2.950%	5/25/21	1,640,000	1,666,336
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	700,000	767,819	(b)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	2,570,000	2,920,332	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	460,648
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	620,000	671,979
ING Bank NV, Senior Secured Notes	2.625%	12/5/22	1,000,000	1,038,160	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	1,030,000	1,057,656	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	390,000	403,089	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,580,000	1,660,463	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	130,000	132,116
JPMorgan Chase & Co., Senior Notes	2.550%	3/1/21	150,000	151,305
JPMorgan Chase & Co., Senior Notes	3.900%	7/15/25	3,000,000	3,311,818
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. USD LIBOR + 1.120%)	4.005%	4/23/29	1,180,000	1,330,929	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	1,250,000	1,355,881	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	490,000	565,113	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	2,250,000	2,626,852	(b)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	1,790,000	1,939,352
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	2,040,000	2,193,944
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	680,000	745,252
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.950%	3/1/21	535,000	541,794
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.407%	3/7/24	3,470,000	3,687,494

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
Morgan Stanley, Senior Notes (2.699%to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	$1,000,000	$1,033,270	(b)
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	620,000	643,547	(a)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	2,420,000	2,585,138
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	330,000	331,215
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	760,000	776,429
Royal Bank of Scotland Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	590,000	633,668	(b)
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	215,055	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	2,400,000	2,652,843
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	590,000	608,337
Santander UK PLC, Senior Notes	2.375%	3/16/20	200,000	200,022
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	1,704,000	1,873,364	(a)
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	250,000	256,194
UniCredit SpA, Senior Notes	6.572%	1/14/22	1,880,000	2,020,089	(a)
US Bancorp, Senior Notes	3.375%	2/5/24	5,000,000	5,359,598
US Bank NA, Senior Notes	3.150%	4/26/21	380,000	387,687
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	3/30/20	2,218,000	2,221,371	(b)(c)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	7,640,000	8,203,370
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	720,000	763,297
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	500,000	576,945
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,690,000	1,772,494
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	441,852
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,100,000	2,356,902
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	90,000	114,363
Westpac Banking Corp., Senior Notes	2.300%	5/26/20	70,000	70,108
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	390,000	392,828
Total Banks				119,584,743

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - 2.1%
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	$600,000	$668,509
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,550,000	2,704,322
Daiwa Securities Group Inc., Senior Notes	3.129%	4/19/22	220,000	226,743	(a)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	3/30/20	91,000	79,784	(b)(c)
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	1,180,000	1,181,471
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	1,940,000	2,089,828
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	410,000	428,506
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	1,000,000	1,069,500
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,610,146
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	302,644
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,350,000	1,451,000
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	130,000	166,310
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	750,000	827,850	(b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	1,130,000	1,282,659	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	2,280,000	2,491,992
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	60,000	77,344
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	3/30/20	6,200,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	2.243%	8/19/65	360,000	0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	30,000	0	*(e)(f)(g)(h)
Morgan Stanley, Senior Notes	5.500%	7/24/20	600,000	608,863
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	1,390,000	1,545,675	(b)
UBS Group AG, Senior Notes	3.491%	5/23/23	3,060,000	3,182,271	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	290,000	323,482	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	1,000,000	1,129,381	(a)
Total Capital Markets				23,448,280

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Finance - 0.3%
American Express Co., Senior Notes	2.650%	12/2/22	$1,500,000	$1,549,165
American Express Co., Senior Notes	2.500%	7/30/24	420,000	435,328
American Express Credit Corp., Senior Notes	2.375%	5/26/20	380,000	380,383
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	940,000	1,010,039	(a)(b)
Total Consumer Finance				3,374,915
Diversified Financial Services - 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.250%	7/1/20	1,540,000	1,553,180
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.500%	5/26/22	210,000	216,009
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (3.800% to 8/11/21 then 5 year Treasury Constant Maturity Rate + 3.000%)	3.800%	8/11/26	660,000	668,486	(a)(b)
GE Capital International Funding Co. Unlimited Co., Senior Notes	2.342%	11/15/20	1,464,000	1,468,154
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	2,300,000	2,453,883
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	2,880,000	3,143,633
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	2,000,000	2,044,354	(a)
USAA Capital Corp., Senior Notes	2.625%	6/1/21	2,060,000	2,097,567	(a)
Total Diversified Financial Services				13,645,266
Insurance - 0.2%
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	170,000	170,654
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	100,000	110,470
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	390,000	525,082	(a)
Nuveen LLC, Senior Notes	4.000%	11/1/28	1,000,000	1,173,640	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	49,093	(a)
Total Insurance				2,028,939
TOTAL FINANCIALS				162,082,143
HEALTH CARE - 3.3%
Biotechnology - 0.4%
AbbVie Inc., Senior Notes	2.900%	11/6/22	220,000	227,129
AbbVie Inc., Senior Notes	2.300%	11/21/22	880,000	894,514	(a)
AbbVie Inc., Senior Notes	2.600%	11/21/24	1,050,000	1,085,688	(a)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Biotechnology - continued
AbbVie Inc., Senior Notes	3.600%	5/14/25	$510,000	$550,483
AbbVie Inc., Senior Notes	2.950%	11/21/26	180,000	188,610	(a)
AbbVie Inc., Senior Notes	3.200%	11/21/29	260,000	274,802	(a)
Amgen Inc., Senior Notes	2.125%	5/1/20	80,000	80,017
Amgen Inc., Senior Notes	3.625%	5/22/24	120,000	129,696
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	110,000	110,476
Gilead Sciences Inc., Senior Notes	2.500%	9/1/23	700,000	725,596
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	90,000	96,687
Total Biotechnology				4,363,698
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories, Senior Notes	3.400%	11/30/23	700,000	748,664
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	1,870,000	1,983,801
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	84,000	91,032
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	227,000	283,384
Medtronic Inc., Senior Notes	3.500%	3/15/25	178,000	195,370
Total Health Care Equipment & Supplies				3,302,251
Health Care Providers & Services - 1.9%
Aetna Inc., Senior Notes	2.800%	6/15/23	1,070,000	1,098,966
Anthem Inc., Senior Notes	3.700%	8/15/21	70,000	71,748
Anthem Inc., Senior Notes	3.125%	5/15/22	330,000	340,882
Anthem Inc., Senior Notes	3.650%	12/1/27	240,000	262,768
Cigna Corp., Senior Notes	3.400%	9/17/21	310,000	318,412
Cigna Corp., Senior Notes	3.500%	6/15/24	820,000	875,712	(a)
Cigna Corp., Senior Notes	4.125%	11/15/25	740,000	824,979
Cigna Corp., Senior Notes	4.375%	10/15/28	1,610,000	1,834,647
CVS Health Corp., Senior Notes	3.350%	3/9/21	139,000	141,312
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	1,074,506
CVS Health Corp., Senior Notes	4.100%	3/25/25	3,600,000	3,949,120
CVS Health Corp., Senior Notes	3.875%	7/20/25	868,000	949,011
CVS Health Corp., Senior Notes	4.300%	3/25/28	3,270,000	3,666,291
Humana Inc., Senior Notes	3.150%	12/1/22	110,000	114,318
Humana Inc., Senior Notes	2.900%	12/15/22	1,800,000	1,858,953
Humana Inc., Senior Notes	3.950%	3/15/27	1,220,000	1,351,752
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	350,000	351,285
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	380,000	383,066
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	230,000	236,072
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	190,000	210,719
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	1,150,000	1,314,094
Total Health Care Providers & Services				21,228,613

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - 0.7%
Allergan Funding SCS, Senior Notes	3.450%	3/15/22	$600,000	$621,818
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	570,000	623,297
Bristol-Myers Squibb Co., Senior Notes	2.250%	8/15/21	330,000	334,321	(a)
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	520,000	533,720	(a)
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	410,000	431,860	(a)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	980,000	1,035,829	(a)
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	640,000	710,261	(a)
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	740,000	808,612	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	320,000	359,253	(a)
Eli Lilly & Co., Senior Notes	2.350%	5/15/22	680,000	695,607
Johnson & Johnson, Senior Notes	2.450%	3/1/26	1,390,000	1,463,751
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	230,000	221,255
Total Pharmaceuticals				7,839,584
TOTAL HEALTH CARE				36,734,146
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.4%
Boeing Co., Senior Notes	3.100%	5/1/26	70,000	74,267
Boeing Co., Senior Notes	2.800%	3/1/27	90,000	93,005
Boeing Co., Senior Notes	3.200%	3/1/29	330,000	353,358
General Dynamics Corp., Senior Notes	3.750%	5/15/28	1,040,000	1,181,836
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	190,000	196,465
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	450,000	499,178
Northrop Grumman Corp., Senior Notes	2.550%	10/15/22	580,000	597,620
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	1,350,000	1,431,682
United Technologies Corp., Senior Notes	3.950%	8/16/25	280,000	313,527
United Technologies Corp., Senior Notes	4.125%	11/16/28	130,000	152,417
Total Aerospace & Defense				4,893,355
Airlines - 0.0%
Delta Air Lines Pass-Through Trust	6.821%	8/10/22	237,874	260,810
Building Products - 0.2%
Carrier Global Corp., Senior Notes	1.923%	2/15/23	140,000	141,865	(a)
Carrier Global Corp., Senior Notes	2.242%	2/15/25	350,000	357,398	(a)
Carrier Global Corp., Senior Notes	2.493%	2/15/27	70,000	71,422	(a)
Carrier Global Corp., Senior Notes	2.722%	2/15/30	1,110,000	1,123,184	(a)
Total Building Products				1,693,869

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Services & Supplies - 0.3%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	$460,000	$471,676
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	1,040,000	1,173,803
Republic Services Inc., Senior Notes	3.200%	3/15/25	750,000	805,719
Waste Management Inc., Senior Notes	3.500%	5/15/24	450,000	484,490
Waste Management Inc., Senior Notes	3.200%	6/15/26	190,000	206,232
Waste Management Inc., Senior Notes	3.450%	6/15/29	590,000	653,341
Total Commercial Services & Supplies				3,795,261
Electrical Equipment - 0.2%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,640,000	2,736,479
Industrial Conglomerates - 0.5%
3M Co., Senior Notes	2.375%	8/26/29	280,000	287,535
General Electric Co., Senior Notes	5.550%	5/4/20	220,000	221,348
General Electric Co., Senior Notes	4.650%	10/17/21	1,330,000	1,387,452
General Electric Co., Senior Notes	6.875%	1/10/39	1,590,000	2,217,942
General Electric Co., Subordinated Notes	5.300%	2/11/21	1,184,000	1,219,371
Total Industrial Conglomerates				5,333,648
Machinery - 0.1%
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	220,000	223,873	(a)
Otis Worldwide Corp., Senior Notes	2.293%	4/5/27	230,000	235,728	(a)
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	660,000	680,430	(a)
Total Machinery				1,140,031
Road & Rail - 0.1%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	600,000	663,071
Union Pacific Corp., Senior Notes	3.950%	9/10/28	450,000	512,943
Total Road & Rail				1,176,014
Trading Companies & Distributors - 0.1%
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	790,000	846,565	(a)
Transportation Infrastructure - 0.1%
SMBC Aviation Capital Finance DAC,
Senior Notes	4.125%	7/15/23	710,000	763,474	(a)
TOTAL INDUSTRIALS				22,639,506
INFORMATION TECHNOLOGY - 2.0%
Internet Software & Services - 0.1%
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	1,200,000	1,296,798	(a)
IT Services - 0.5%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	1,200,000	1,272,258
Mastercard Inc., Senior Notes	3.375%	4/1/24	700,000	758,869
Visa Inc., Senior Notes	2.200%	12/14/20	840,000	844,124

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
IT Services - continued
Visa Inc., Senior Notes	3.150%	12/14/25	$1,400,000	$1,521,697
Visa Inc., Senior Notes	4.300%	12/14/45	320,000	417,871
Total IT Services				4,814,819
Semiconductors & Semiconductor Equipment - 0.0%
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	154,661
Software - 0.8%
Adobe Inc., Senior Notes	2.300%	2/1/30	1,390,000	1,430,049
Microsoft Corp., Senior Notes	1.550%	8/8/21	510,000	512,639
Microsoft Corp., Senior Notes	2.400%	2/6/22	740,000	756,787
Microsoft Corp., Senior Notes	2.400%	8/8/26	3,310,000	3,485,167
Microsoft Corp., Senior Notes	3.300%	2/6/27	670,000	742,750
Microsoft Corp., Senior Notes	3.450%	8/8/36	20,000	23,117
Oracle Corp., Senior Notes	2.500%	10/15/22	1,020,000	1,048,969
salesforce.com Inc., Senior Notes	3.250%	4/11/23	370,000	390,150
salesforce.com Inc., Senior Notes	3.700%	4/11/28	710,000	803,475
Total Software				9,193,103
Technology Hardware, Storage & Peripherals - 0.6%
Apple Inc., Senior Notes	2.000%	11/13/20	170,000	170,970
Apple Inc., Senior Notes	1.550%	8/4/21	20,000	20,090
Apple Inc., Senior Notes	2.400%	5/3/23	1,780,000	1,838,814
Apple Inc., Senior Notes	2.450%	8/4/26	1,170,000	1,227,944
Apple Inc., Senior Notes	3.350%	2/9/27	80,000	88,188
Apple Inc., Senior Notes	2.900%	9/12/27	850,000	915,723
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,950,000	2,009,490	(a)
Total Technology Hardware, Storage & Peripherals				6,271,219
TOTAL INFORMATION TECHNOLOGY				21,730,600
MATERIALS - 1.8%
Chemicals - 0.1%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	1,080,000	1,167,339	(a)
OCP SA, Senior Notes	4.500%	10/22/25	550,000	595,742	(a)
Total Chemicals				1,763,081
Metals & Mining - 1.5%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	990,000	1,059,106	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	690,000	787,664	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	460,000	477,608
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	1,350,000	1,464,763

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - continued
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	$40,000	$41,213
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25, then USD 5 year ICE Swap Rate + 5.093% to 10/19/ 45, then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	1,670,000	1,944,289	(a)(b)
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	1,310,000	1,406,713	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	370,000	388,788	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	110,000	110,106	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	1,790,000	1,890,864	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	1,380,000	1,473,609	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	380,000	411,451	(a)
Southern Copper Corp., Senior Notes	3.500%	11/8/22	1,040,000	1,076,990
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,140,000	1,329,738
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	690,000	810,860
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,358,000	1,793,545
Total Metals & Mining				16,467,307
Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	1,690,000	1,896,268
TOTAL MATERIALS				20,126,656
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC, Senior Notes	4.125%	9/20/28	500,000	566,448	(a)
UTILITIES - 0.9%
Electric Utilities - 0.9%
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	690,000	747,172	(a)
Duke Energy Corp., Senior Notes	2.400%	8/15/22	1,640,000	1,669,301
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	1,780,000	1,830,940
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,080,000	1,155,943
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	2,000,000	2,217,748
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	810,000	919,880

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - continued
Perusahaan Listrik Negara PT, Senior Notes	4.125%	5/15/27	$730,000	$786,610	(a)
Perusahaan Listrik Negara PT, Senior Notes	5.450%	5/21/28	580,000	684,762	(a)
Total Utilities				10,012,356
TOTAL CORPORATE BONDS & NOTES (Cost - $373,184,726)				393,027,659
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 26.8%
U.S. Government Agencies - 0.5%
Federal Home Loan Bank (FHLB)	5.625%	6/11/21	1,910,000	2,020,189
Tennessee Valley Authority, Senior Notes	3.875%	2/15/21	3,600,000	3,695,829
Total U.S. Government Agencies				5,716,018
U.S. Government Obligations - 26.3%
U.S. Treasury Bonds	3.750%	11/15/43	12,640,000	17,895,722
U.S. Treasury Bonds	3.000%	2/15/48	18,190,000	23,582,695
U.S. Treasury Bonds	3.125%	5/15/48	5,480,000	7,277,269
U.S. Treasury Bonds	3.000%	8/15/48	17,920,000	23,341,150
U.S. Treasury Bonds	3.000%	2/15/49	3,570,000	4,669,727
U.S. Treasury Bonds	2.875%	5/15/49	3,780,000	4,841,279
U.S. Treasury Bonds	2.250%	8/15/49	6,180,000	7,018,887
U.S. Treasury Bonds	2.375%	11/15/49	2,540,000	2,962,721
U.S. Treasury Notes	1.500%	10/31/21	1,730,000	1,746,151
U.S. Treasury Notes	1.875%	4/30/22	14,020,000	14,315,734
U.S. Treasury Notes	1.625%	11/15/22	1,670,000	1,703,172
U.S. Treasury Notes	1.625%	12/15/22	1,360,000	1,388,077
U.S. Treasury Notes	1.375%	2/15/23	2,310,000	2,343,973
U.S. Treasury Notes	2.750%	8/31/23	2,000,000	2,127,695
U.S. Treasury Notes	2.875%	9/30/23	200,000	213,945
U.S. Treasury Notes	2.250%	4/30/24	280,000	295,312
U.S. Treasury Notes	1.750%	7/31/24	260,000	269,420
U.S. Treasury Notes	2.250%	11/15/24	77,350,000	82,074,091
U.S. Treasury Notes	1.500%	11/30/24	2,050,000	2,105,975
U.S. Treasury Notes	2.000%	2/15/25	4,390,000	4,617,988
U.S. Treasury Notes	2.875%	7/31/25	11,140,000	12,264,226
U.S. Treasury Notes	2.750%	8/31/25	8,220,000	9,005,235
U.S. Treasury Notes	3.000%	9/30/25	1,970,000	2,187,239
U.S. Treasury Notes	2.250%	11/15/25	8,130,000	8,703,705
U.S. Treasury Notes	2.625%	1/31/26	8,670,000	9,483,829
U.S. Treasury Notes	2.125%	5/31/26	1,190,000	1,270,371

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		MATURITY	FACE
SECURITY	RATE	DATE	AMOUNT	VALUE
U.S. Government Obligations - continued
U.S. Treasury Notes	1.875%	7/31/26	$2,970,000	$3,128,651
U.S. Treasury Notes	1.625%	9/30/26	220,000	228,405
U.S. Treasury Notes	1.625%	10/31/26	6,980,000	7,247,476
U.S. Treasury Notes	1.625%	11/30/26	17,360,000	18,030,666
U.S. Treasury Notes	1.500%	1/31/27	12,240,000	12,617,002
U.S. Treasury Notes	1.750%	11/15/29	240,000	253,631
U.S. Treasury Strip Principal	0.000%	5/15/49	5,220,000	3,186,589
Total U.S. Government Obligations				292,398,008
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $267,127,433)				298,114,026
MORTGAGE-BACKED SECURITIES - 15.8%
FHLMC - 5.3%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46- 11/1/49	5,752,469	6,015,633
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	1/1/47- 2/1/50	9,347,730	9,895,687
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	4/1/49- 2/1/50	28,165,215	29,298,166
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	10/1/49- 2/1/50	3,868,409	3,955,958
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/50- 2/1/50	1,895,551	1,997,457	(i)
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	3/1/50	3,400,000	3,510,297	(i)
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	3/31/50	100,000	105,039	(j)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	8/1/47	1,450,821	1,568,729
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	4/1/48- 9/1/48	1,867,252	1,951,968
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	12/1/48	505,546	527,262
Total FHLMC				58,826,196
FNMA - 10.1%
Federal National Mortgage Association (FNMA)	9.500%	4/15/21	38	39
Federal National Mortgage Association (FNMA)	3.070%	1/1/29	170,000	188,496
Federal National Mortgage Association (FNMA)	3.530%	1/1/29	500,000	569,033

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - continued
Federal National Mortgage Association (FNMA)	3.350%	5/1/29	$100,000	$113,062
Federal National Mortgage Association (FNMA)	3.160%	6/1/29	2,260,000	2,522,300
Federal National Mortgage Association (FNMA)	2.520%	10/1/29	100,000	106,855
Federal National Mortgage Association (FNMA)	3.500%	12/1/42-3/1/57	34,165,869	35,847,803
Federal National Mortgage Association (FNMA)	3.000%	6/1/46-2/1/50	29,706,483	30,883,494
Federal National Mortgage Association (FNMA)	4.000%	4/1/47-6/1/57	16,204,133	17,299,685
Federal National Mortgage Association (FNMA)	4.000%	9/1/48	99,859	108,325	(i)
Federal National Mortgage Association (FNMA)	5.000%	11/1/48-12/1/48	151,269	163,874
Federal National Mortgage Association (FNMA)	3.500%	5/1/49-3/1/50	4,025,342	4,205,760	(i)
Federal National Mortgage Association (FNMA)	4.500%	5/1/49	5,035,890	5,379,776
Federal National Mortgage Association (FNMA)	4.500%	5/1/49	436,227	467,871	(i)
Federal National Mortgage Association (FNMA)	2.500%	10/1/49-12/1/49	4,470,161	4,562,554
Federal National Mortgage Association (FNMA)	4.000%	3/1/50	800,000	842,844	(j)
Federal National Mortgage Association (FNMA)	4.500%	3/1/50-4/1/50	8,500,000	9,074,922	(j)
Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.422%)	4.254%	5/1/43	731,273	752,173	(b)
Total FNMA				113,088,866
GNMA - 0.4%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	606,998	630,340
Government National Mortgage Association (GNMA) II	3.500%	3/20/45-10/20/49	974,969	1,002,355
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-1/20/50	1,024,819	1,063,276
Government National Mortgage Association (GNMA) II	4.000%	11/20/47-4/20/48	184,501	195,008

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - continued
Government National Mortgage Association (GNMA) II	5.000%	1/20/49	$107,504	$114,972
Government National Mortgage Association (GNMA) II	2.500%	8/20/49-1/20/50	987,374	1,003,388
Government National Mortgage Association (GNMA) II	4.000%	1/20/50-2/20/50	299,863	318,791	(i)
Government National Mortgage Association (GNMA) II	3.500%	2/20/50	200,000	211,659	(i)
Total GNMA				4,539,789
TOTAL MORTGAGE-BACKED SECURITIES (Cost - $171,982,558)				176,454,851
Collateralized Mortgage Obligations(k) - 7.3%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. USD LIBOR + 0.880%)	2.539%	9/15/34	730,000	731,796	(a)(b)
Adjustable Rate Mortgage Trust, 2004-5 4A1	3.749%	4/25/35	338,356	345,803	(b)
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	1.961%	5/28/36	547,470	547,219	(a)(b)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	2,285,000	2,309,551	(a)(b)
BENCHMARK Mortgage Trust, 2018-B7 A4	4.510%	5/15/53	2,200,000	2,640,459	(b)
BENCHMARK Mortgage Trust, 2019-B10 A4	3.717%	3/15/62	2,760,000	3,159,131
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	640,000	694,420
Commercial Mortgage Trust, 2013-300P B	4.394%	8/10/30	560,000	605,828	(a)(b)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	80,000	86,686
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	70,000	74,651	(b)
Commercial Mortgage Trust, 2013-CR12 C	5.076%	10/10/46	40,000	41,322	(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.195%	3/10/47	3,358,399	128,853	(b)
CSMC Trust, 2014-USA B	4.185%	9/15/37	2,820,000	3,065,601	(a)
CSMC Trust, 2017-LSTK A	2.761%	4/5/33	580,000	584,465	(a)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	1,154,453	1,231,720	(a)(b)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	5,269,067	5,452,838	(a)(b)
CSMC Trust, 2019-AFC1 A1, Step Bond	2.573%	7/25/49	2,272,238	2,299,141	(a)
CSMC Trust, 2019-AFC1 A3, Step Bond	2.877%	7/25/49	2,272,238	2,299,535	(a)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Collateralized Mortgage Obligations(k) - continued
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	2.639%	5/15/36	$190,000	$190,193	(a)(b)
CSMC Trust, 2020-AFC1 A1	2.240%	2/25/50	2,720,000	2,743,509	(a)(b)
FDIC Guaranteed Notes Trust, 2010-S2 3A (1 mo. USD LIBOR + 0.700%)	2.303%	12/29/45	77,171	77,231	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 A2	3.505%	3/25/29	980,000	1,125,471
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.559%	3/25/29	2,497,958	118,083	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	0.952%	5/25/29	1,997,662	154,895	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	590,000	654,112
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4066 PI, IO	3.500%	9/15/31	2,411,269	201,835
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	4.592%	9/15/42	598,469	93,328	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN2 M2 (1 mo. USD LIBOR + 1.650%)	3.277%	4/25/24	154,774	155,248	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA2 M2 (1 mo. USD LIBOR + 2.600%)	4.227%	12/25/27	33,480	33,519	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 M2 (1 mo. USD LIBOR + 2.850%)	4.477%	4/25/28	689,310	695,483	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQA1 M2 (1 mo. USD LIBOR + 2.650%)	4.277%	3/25/28	4,607	4,610	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2 (1 mo. USD LIBOR + 2.900%)	4.527%	7/25/28	146,205	146,693	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Collateralized Mortgage Obligations(k) - continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 M2 (1 mo. USD LIBOR + 2.000%)	3.627%	12/25/28	$45,467	$45,493	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	6.627%	11/25/24	1,005,524	1,080,128	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1M2 (1 mo. USD LIBOR + 6.000%)	7.627%	9/25/28	1,846,187	1,992,999	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	5.877%	1/25/29	1,966,619	2,062,485	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1ED1 (1 mo. USD LIBOR + 1.250%)	2.877%	7/25/29	2,520,000	2,523,147	(a)(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	460,000	535,595
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	950,000	1,079,823
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	1,627,808	1,737,462
Federal National Mortgage Association (FNMA) ACES, 2019-M28 A	2.344%	2/25/30	639,599	671,617
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	499,214	515,335
Federal National Mortgage Association (FNMA) REMIC, 1992-96 B, PO, PAC	0.000%	5/25/22	2	1
Federal National Mortgage Association (FNMA) REMIC, 2012-118 CI, IO	3.500%	12/25/39	753,963	30,403
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IA, IO	3.000%	9/25/32	1,139,223	92,606
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	218,821	225,653	(a)(b)
FREMF Mortgage Trust, 2013-KF02 C (1 mo. USD LIBOR + 4.000%)	5.662%	12/25/45	8,197	8,199	(a)(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	2.084%	8/20/58	551,966	550,833	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	2.184%	11/20/60	1,602,948	1,602,919	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Collateralized Mortgage Obligations(k) - continued
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	2.234%	2/20/61	$430,985	$431,360	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	2.234%	3/20/61	225,667	225,911	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.933%	4/16/53	3,380,990	91,277	(b)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. USD LIBOR + 0.350%)	2.084%	12/20/62	955,903	954,013	(b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.547%	4/16/47	6,752,160	219,131	(b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.953%	6/16/54	4,500,071	199,403	(b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.848%	8/16/54	3,332,838	125,676	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.548%	5/16/55	3,919,605	129,531	(b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.735%	8/16/54	4,972,115	208,490	(b)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	628,430	652,769
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	500,000	531,918
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.300%)	2.959%	9/15/31	3,030,000	3,025,467	(a)(b)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 2.500%)	4.159%	9/15/31	2,360,000	2,334,632	(a)(b)
GS Mortgage Securities Corp. Trust, 2013-GC16 B	5.161%	11/10/46	240,000	267,118	(b)
GS Mortgage Securities Trust, 2016-GS3 C	3.994%	10/10/49	570,000	614,813	(b)
GSMSC Resecuritization Trust, 2015-7R A (1 mo. USD LIBOR + 0.150%)	1.805%	9/26/37	616,022	609,598	(a)(b)
HarborView Mortgage Loan Trust, 2004-10 4A	3.918%	1/19/35	129,666	130,124	(b)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	2.127%	5/25/37	1,096,696	1,084,700	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.891%	1/15/47	90,000	99,630	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Collateralized Mortgage Obligations (k) - continued
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.554%	9/15/47	$300,000	$315,472	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.269%	7/15/48	654,000	716,562	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D(1 mo. USD LIBOR + 3.750%)	5.409%	5/15/28	657,048	649,684	(a)(b)
Madison Avenue Mortgage Trust, 2017-330M A	3.294%	8/15/34	630,000	658,718	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	3.934%	2/25/34	201,238	205,346	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	1,245,000	1,367,622
Morgan Stanley Capital ITrust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	3.059%	5/15/36	1,930,000	1,926,139	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2004-6AR 1A (1 mo. USD LIBOR + 0.900%)	2.527%	7/25/34	65,033	65,343	(b)
MSCG Trust, 2015-ALDR A2	3.462%	6/7/35	1,440,000	1,520,942	(a)(b)
MSCG Trust, 2016-SNR C	5.205%	11/15/34	459,000	471,521	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/34	1,300,000	1,357,283	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME B	3.655%	8/15/34	2,550,000	2,662,046	(a)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	859,921	914,608	(a)(b)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	870,134	930,191	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	940,369	1,003,936	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	1,521,215	1,634,878	(a)(b)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	692	493
SACO I Trust, 2007-VA1 A	8.927%	6/25/21	69,534	65,974	(a)(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C4 D	4.476%	12/10/45	570,000	583,208	(a)(b)
Virginia Housing Development Authority, 2006-C CTFS	6.000%	6/25/34	517,259	582,904
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR9 A7	4.407%	8/25/34	1,646,801	1,683,790	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Collateralized Mortgage Obligations(k) - continued
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR13 A2A (1 mo. USD LIBOR + 0.740%)	2.367%	11/25/34	$474,023	$475,892	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.720%)	2.347%	7/25/45	2,307,531	2,278,196	(b)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	329,440	338,871	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.569%	10/15/57	5,259,589	119,941	(b)
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $80,881,162)				81,913,048
Asset-Backed Securities - 5.5%
AccessLex Institute, 2005-A A3 (3 mo. USD LIBOR + 0.400%)	2.194%	7/25/34	895,055	879,219	(b)
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.420%)	3.183%	5/1/26	239,610	239,922	(a)(b)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	3.353%	5/1/27	443,864	443,908	(a)(b)
AMMC CLO XII Ltd., 2013-012A AR (3 mo. USD LIBOR + 1.200%)	2.934%	11/10/30	500,000	500,200	(a)(b)
Apidos CLO XII, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	2.911%	4/15/31	1,250,000	1,246,250	(a)(b)
Apidos CLO XXII, 2015-22A A1 (3 mo. USD LIBOR + 1.500%)	3.319%	10/20/27	1,500,000	1,500,000	(a)(b)
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	1,000,000	1,031,720	(a)
Ares LII CLO Ltd., 2019-52A B (3 mo. USD LIBOR + 1.850%)	3.652%	4/22/31	250,000	250,275	(a)(b)
Ares XLVII CLO Ltd., 2018-47A A1 (3 mo. USD LIBOR + 0.920%)	2.751%	4/15/30	860,000	851,658	(a)(b)
Avery Point V CLO Ltd., 2014-5A AR (3 mo. USD LIBOR + 0.980%)	2.816%	7/17/26	628,289	628,289	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A A	3.350%	9/22/25	2,960,000	3,170,743	(a)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	460,000	475,600	(a)
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. USD LIBOR + 1.000%)	2.819%	4/20/31	1,000,000	991,200	(a)(b)
Bear Stearns Asset Backed Securities
Trust, 2004-SD2 A3 (1 year Treasury Constant Maturity Rate + 2.320%)	4.378%	3/25/44	427,388	432,005	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Asset-Backed Securities - continued
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR (3 mo. USD LIBOR + 1.250%)	3.069%	1/20/29	$750,000	$750,525	(a)(b)
Bowman Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.180%)	2.863%	11/23/25	310,997	311,152	(a)(b)
California Street CLO IX LP, 2012-9A AR2 (3 mo. USD LIBOR + 1.320%)	3.163%	7/16/32	1,090,000	1,090,763	(a)(b)
Carlyle US CLO Ltd., 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	3.039%	7/20/31	750,000	750,300	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	3.519%	4/20/29	1,250,000	1,250,000	(a)(b)
Cedar Funding VI CLO Ltd., 2016-6A AR (3 mo. USD LIBOR + 1.090%)	2.909%	10/20/28	250,000	249,625	(a)(b)
Cent CLO 24 Ltd., 2015-24A A1R (3 mo. USD LIBOR + 1.070%)	2.901%	10/15/26	1,250,000	1,250,375	(a)(b)
Countrywide Asset-Backed Certificates, 2005-8 M4 (1 mo. USD LIBOR + 0.930%)	2.557%	12/25/35	1,357,630	1,367,241	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	1.809%	11/15/36	624,761	551,067	(b)
CWHEQ Revolving Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	1.798%	1/15/37	834,013	803,703	(b)
DRB Prime Student Loan Trust, 2015-B A1 (1 mo. USD LIBOR + 1.900%)	3.527%	10/27/31	275,022	277,925	(a)(b)
Dryden 37 Senior Loan Fund, 2015-37A AR (3 mo. USD LIBOR + 1.100%)	2.931%	1/15/31	750,000	750,802	(a)(b)
Dryden 75 CLO Ltd., 2019-75A AR (3 mo. USD LIBOR + 1.200%)	3.031%	7/15/30	800,000	800,080	(a)(b)
Education Loan Asset-Backed Trust I, 2013-1 A2 (1 mo. USD LIBOR + 0.800%)	2.427%	4/26/32	3,000,000	2,972,494	(a)(b)
First Franklin Mortgage Loan Trust, 2003-FF1 A1 (1 mo. USD LIBOR + 1.125%)	2.780%	3/25/33	603,542	598,960	(b)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	2,220,000	2,553,806
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	32,585	32,782	(a)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	2.874%	7/25/27	552,583	552,638	(a)(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Asset-Backed Securities - continued
Halsey Point CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	3.257%	1/20/33	$1,400,000	$1,391,180	(a)(b)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	3,530,000	3,695,960	(a)
KKR CLO 16 Ltd., 16 A1R (3 mo. USD LIBOR + 1.250%)	3.069%	1/20/29	1,020,000	1,020,000	(a)(b)
KKR CLO 16 Ltd., 16 A2R (3 mo. USD LIBOR + 1.800%)	3.619%	1/20/29	460,000	460,000	(a)(b)
KKR Financial CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	2.831%	4/15/31	1,000,000	991,300	(a)(b)
Legacy Mortgage Asset Trust, 2019-GS5 A1	3.200%	5/25/59	3,836,276	3,890,244	(a)
Midocean Credit CLO VII, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	0.000%	7/15/29	750,000	750,000	(a)(b)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	2,375,938	2,566,014	(a)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	3.419%	10/20/30	550,000	544,940	(a)(b)
NADG NNN Operating LP, 19-1 A	3.368%	12/28/49	1,558,700	1,601,971	(a)
NCUA Guaranteed Notes Trust, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	2.020%	12/7/20	536,975	537,601	(b)
Nelnet Student Loan Trust, 2012-2A A (1 mo. USD LIBOR + 0.800%)	2.427%	12/26/33	917,809	914,977	(a)(b)
OHA Loan Funding Ltd., 2015-1A A1R2 (3 mo. USD LIBOR + 1.340%)	3.032%	11/15/32	550,000	550,935	(a)(b)
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	2.820%	4/30/27	1,250,000	1,250,000	(a)(b)
SLM Student Loan Trust, 2003-4 A5A (3 mo. USD LIBOR + 0.750%)	2.644%	3/15/33	531,183	513,232	(a)(b)
SLM Student Loan Trust, 2003-4 A5E (3 mo. USD LIBOR + 0.750%)	2.644%	3/15/33	1,080,897	1,044,368	(a)(b)
Symphony CLO XVIII Ltd., 2016-18A B (3 mo. USD LIBOR + 1.800%)	3.606%	1/23/28	750,000	750,075	(a)(b)
TCI-Flatiron CLO Ltd., 2016-1A AR (3 mo. USD LIBOR + 1.220%)	3.056%	7/17/28	1,000,000	1,000,200	(a)(b)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	3.498%	10/13/29	1,000,000	1,000,000	(a)(b)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	3.519%	10/20/28	530,000	530,106	(a)(b)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	3.094%	10/25/32	1,070,000	1,070,000	(a)(b)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	2.721%	4/15/29	1,000,000	994,500	(a)(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Asset-Backed Securities - continued
Voya CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 0.900%)	2.719%	1/18/29	$500,000	$497,450	(a)(b)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	3.541%	6/7/30	500,000	500,050	(a)(b)
Whitehorse XII Ltd., 2018-12A A (3 mo. USD LIBOR + 1.250%)	3.081%	10/15/31	570,000	568,119	(a)(b)
ZAIS CLO 2 Ltd., 2014-2A A1BR	2.920%	7/25/26	345,734	346,425	(a)
ZAIS CLO 5 Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.530%)	3.361%	10/15/28	500,000	499,400	(a)(b)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	3.321%	7/15/32	1,750,000	1,738,975	(a)(b)
TOTAL ASSET-BACKED SECURITIES (Cost — $59,613,645)				60,773,249
SOVEREIGN BONDS - 5.3%
Brazil - 0.0%
Brazilian Government International Bond, Senior Notes	4.875%	1/22/21	480,000	493,085
Canada - 0.3%
Province of Ontario Canada, Senior Notes	4.400%	4/14/20	1,440,000	1,444,653
Province of Quebec Canada, Senior Notes	2.625%	2/13/23	1,400,000	1,465,353
Total Canada				2,910,006
Colombia - 0.5%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	1,210,000	1,303,591
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	560,000	635,324
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	920,000	1,185,369
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	2,200,000	2,774,057
Total Colombia				5,898,341
India - 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	660,000	690,054	(a)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indonesia - 0.4%
Indonesia Government International Bond, Senior Notes	5.875%	3/13/20	$240,000	$240,103	(l)
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	479,000	544,550	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	200,000	216,184	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	200,000	249,551	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	2,730,000	3,406,378	(l)
Total Indonesia				4,656,766
Kazakhstan - 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	1,270,000	1,635,863	(a)
Kuwait - 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	2,170,000	2,376,044	(a)
Mexico - 0.7%
Mexico Government International Bond, Senior Notes	4.000%	10/2/23	3,020,000	3,232,684
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	1,340,000	1,437,297
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	2,640,000	3,064,868
Total Mexico				7,734,849
Panama - 0.4%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	930,000	1,350,541
Panama Government International Bond, Senior Notes	4.500%	5/15/47	1,240,000	1,549,622
Panama Government International Bond, Senior Notes	4.300%	4/29/53	1,630,000	2,008,478
Total Panama				4,908,641
Peru - 0.3%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	1,350,000	2,053,276
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	770,000	1,189,600
Total Peru				3,242,876

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Poland - 0.3%
Republic of Poland Government International Bond, Senior Notes	5.125%	4/21/21	$1,380,000	$1,435,545
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	1,870,000	2,038,636
Total Poland				3,474,181
Qatar - 0.5%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	1,390,000	1,474,188	(l)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	200,000	212,912	(l)
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	1,030,000	1,167,917	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	2,110,000	2,695,996	(a)
Total Qatar				5,551,013
Russia - 0.5%
Russian Foreign Bond - Eurobond, Senior Notes	4.875%	9/16/23	800,000	876,436	(a)
Russian Foreign Bond - Eurobond, Senior Notes	7.500%	3/31/30	190,615	215,294	(l)
Russian Foreign Bond - Eurobond, Senior Notes	7.500%	3/31/30	60,300	68,107	(a)
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	2,200,000	2,911,410	(l)
Russian Foreign Bond - Eurobond, Senior Notes	5.875%	9/16/43	1,400,000	1,923,915	(l)
Total Russia				5,995,162
Saudi Arabia - 0.0%
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	290,000	297,693	(a)
United Arab Emirates - 0.5%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	2,100,000	2,140,049	(a)
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	3,280,000	3,326,379	(a)
Total United Arab Emirates				5,466,428

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	$2,200,000	$2,532,772
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	1,240,000	1,565,122
Total Uruguay				4,097,894
TOTAL SOVEREIGN BONDS (Cost - $52,619,919)				59,428,896
U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.3%
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	3,297,222	4,311,160
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	1,233,293	1,432,726
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	2,863,529	3,527,307
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	2,897,344	3,622,042
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	12,909,738	16,272,302
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	5,877,942	6,170,271
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/27	1,912,165	2,019,133
TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $32,243,373)				37,354,941

	EXPIRATION		NOTIONAL
	DATE	CONTRACTS	AMOUNT
PURCHASED OPTIONS - 0.2%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.2%
U.S. Treasury 5-Year Notes Futures, Put @ $115.50	5/22/20	965	965,000	22,618
U.S. Treasury 10-Year Notes Futures, Call @ $134.00	3/27/20	387	387,000	580,500
U.S. Treasury 10-Year Notes Futures, Put @ $130.00	3/27/20	134	134,000	4,188
U.S. Treasury 10-Year Notes Futures, Put @ $125.50	5/22/20	967	967,000	30,219
U.S. Treasury Long-Term Bonds Futures, Call @ $161.00	3/27/20	71	71,000	670,063
U.S. Treasury Long-Term Bonds Futures, Call @ $162.00	3/27/20	87	87,000	742,219
U.S. Treasury Long-Term Bonds Futures, Call @ $171.50	3/27/20	57	57,000	128,250
U.S. Treasury Long-Term Bonds Futures, Put @ $159.00	3/27/20	58	58,000	6,344
TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $822,452)				2,184,401

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		EXPIRATION		NOTIONAL
SECURITY	COUNTERPARTY	DATE	CONTRACTS	AMOUNT	VALUE
OTC PURCHASED OPTIONS — 0.0%
Credit default swaption to buy protection on Markit CDX.NA.IG.33 Index, Call @ 65.00bps	Bank of America N.A.	5/20/20	10,600,000	$10,600,000	$26,500
Interest rate swaption, Put @ $1.88	Morgan Stanley & Co. Inc.	7/30/20	880,000	880,000	7,244
Interest rate swaption, Put @ $1.88	Morgan Stanley & Co. Inc.	7/30/20	2,640,000	2,640,000	21,732
Interest rate swaption, Put @ $1.92	Morgan Stanley & Co. Inc.	7/30/20	2,810,000	2,810,000	20,167
Interest rate swaption, Put @ $1.91	Morgan Stanley & Co. Inc.	8/19/20	3,980,000	3,980,000	32,066
TOTAL OTC PURCHASED OPTIONS (Cost - $269,383)					107,709
TOTAL PURCHASED OPTIONS (Cost - $1,091,835)					2,292,110
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,038,744,651)					1,109,358,780

	RATE	SHARES
SHORT-TERM INVESTMENTS - 1.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $10,826,109)	1.510%	10,826,109	10,826,109	(m)
TOTAL INVESTMENTS - 100.5% (Cost - $1,049,570,760)			1,120,184,889
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%			(6,048,498)
TOTAL NET ASSETS - 100.0%			$1,114,136,391

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)	The coupon payment on these securities is currently in default as of February 29, 2020.
(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Value is less than $1.
(h)	The maturity principal is currently in default as of February 29, 2020.
(i)	Securities traded on a when-issued or delayed delivery basis.
(j)	This security is traded on a to-be-announced (“TBA”) basis. At February 29, 2020, the Fund held TBA securities with a total cost of $9,900,352.
(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At February 29, 2020, the total market value of investments in Affiliated Companies was $10,826,109 and the cost was $10,826,109 (Note 2).

Abbreviations used in this schedule:

ACES	—	Alternative Credit Enhancement Securities
bps	—	basis point spread (100 basis points = 1.00%)
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
CTFS	—	Certificates
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Schedule of Written Options

Exchange-Traded Written Options

		EXPIRATION	STRIKE			NOTIONAL
	SECURITY	DATE	PRICE		CONTRACTS	AMOUNT	VALUE

	U.S. Treasury 5-Year Notes Futures, Call	3/27/20	$119.75		185	$185,000	$(559,336)
	U.S. Treasury 5-Year Notes Futures, Call	3/27/20	120.25		192	192,000	(487,500)
	U.S. Treasury 5-Year Notes Futures, Call	3/27/20	120.50		167	167,000	(384,883)
	U.S. Treasury 5-Year Notes Futures, Put	3/27/20	119.50		31	31,000	(484)
	U.S. Treasury 5-Year Notes Futures, Put	3/27/20	119.75		92	92,000	(2,156)
	U.S. Treasury 10-Year Notes Futures, Call	3/13/20	136.50		62	62,000	(23,250)
	U.S. Treasury 10-Year Notes Futures, Call	3/27/20	130.00		150	150,000	(717,187)
	U.S. Treasury 10-Year Notes Futures, Call	3/27/20	130.50		46	46,000	(196,938)
	U.S. Treasury 10-Year Notes Futures, Call	3/27/20	131.50		95	95,000	(319,141)
	U.S. Treasury 10-Year Notes Futures, Call	3/27/20	133.00		221	221,000	(473,078)
	U.S. Treasury 10-Year Notes Futures, Call	3/27/20	133.50		114	114,000	(204,844)
	U.S. Treasury 10-Year Notes Futures, Call	5/22/20	133.50		57	57,000	(128,250)
	U.S. Treasury 10-Year Notes Futures, Call	5/22/20	134.00		114	114,000	(224,437)
	U.S. Treasury 10-Year Notes Futures, Call	5/22/20	134.50		130	130,000	(223,438)
	U.S. Treasury 10-Year Notes Futures, Put	3/13/20	132.50		62	62,000	(8,719)
	U.S. Treasury 10-Year Notes Futures, Put	5/22/20	129.00		92	92,000	(10,063)
	U.S. Treasury Long-Term Bonds Futures, Call	3/27/20	163.00		58	58,000	(443,156)
	U.S. Treasury Long-Term Bonds Futures, Call	3/27/20	164.00		28	28,000	(189,875)
	U.S. Treasury Long-Term Bonds Futures, Call	3/27/20	165.00		76	76,000	(454,812)
	U.S. Treasury Long-Term Bonds Futures, Call	3/27/20	168.00		91	91,000	(355,469)
	U.S. Treasury Long-Term Bonds Futures, Call	5/22/20	174.00		182	182,000	(449,312)
	U.S. Treasury Long-Term Bonds Futures, Call	5/22/20	175.00		57	57,000	(123,797)
	TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $891,721)						$(5,980,125)

	OTC WRITTEN OPTIONS
	COUNTERPARTY
Credit default swaption to sell protection on Markit CDX.NA.IG.33 Index, Put	Bank of America N.A.	5/20/20	85.00	bps	10,600,000	$10,600,000	$(27,560)
Interest rate swaption, Call	Bank of America N.A.	5/21/20	160.00	bps	13,737,000	13,737,000	(264,864)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	7/30/20	155.00	bps	4,840,000	4,840,000	(7,291)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	7/30/20	155.00	bps	14,530,000	14,530,000	(21,889)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Schedule of Written Options (cont’d)

		EXPIRATION	STRIKE			NOTIONAL
SECURITY	COUNTERPARTY	DATE	PRICE		CONTRACTS	AMOUNT	VALUE

Interest rate swaption, Put	Morgan Stanley & Co. Inc.	8/3/20	160.00	bps	14,070,000	$14,070,000	$(17,751)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	8/19/20	160.00	bps	19,880,000	19,880,000	(26,605)
TOTAL OTC WRITTEN OPTIONS (Premiums Received - $329,777)							$(365,960)
TOTAL WRITTEN OPTIONS (Premiums Received - $1,221,498)							$(6,346,085)

Abbreviation used in this schedule:

bps — basis point spread (100 basis points = 1.00%)

At February 29, 2020, the Fund had the following open futures contracts:

					UNREALIZED
	NUMBER OF	EXPIRATION	NOTIONAL	MARKET	APPRECIATION
	CONTRACTS	DATE	AMOUNT	VALUE	(DEPRECIATION)
Contracts to Buy:
30-Day Federal Funds	268	4/20	$110,227,410	$110,324,325	$96,915
90-Day Eurodollar	643	6/20	157,899,889	159,086,237	1,186,348
90-Day Eurodollar	435	3/21	106,998,026	107,885,438	887,412
U.S. Treasury 2-Year Notes	1,519	6/20	329,290,034	331,640,423	2,350,389
U.S. Treasury 5-Year Notes	740	6/20	89,590,215	90,835,000	1,244,785
U.S. Treasury 10-Year Notes	3,576	6/20	474,848,638	481,866,000	7,017,362
					12,783,211
Contracts to Sell:
90-Day Eurodollar	270	3/20	66,318,183	66,582,000	(263,817)
90-Day Eurodollar	160	6/21	39,469,251	39,688,000	(218,749)
90-Day Eurodollar	372	12/21	92,159,381	92,256,000	(96,619)
U.S. Treasury Long-Term Bonds	992	6/20	163,444,779	168,888,000	(5,443,221)
U.S. Treasury Ultra 10-Year Notes	144	6/20	20,934,650	21,631,500	(696,850)
U.S. Treasury Ultra Long-Term Bonds	452	6/20	90,660,755	93,790,000	(3,129,245)
					(9,848,501)
Net unrealized appreciation on open futures contracts					$2,934,710

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

At February 29, 2020, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS

	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
	$159,010,000	6/30/26	1.550% semi-annually	3-Month LIBOR quarterly	$466,145	$(5,957,299)
	48,895,000	7/31/26	1.520% semi-annually	3-Month LIBOR quarterly	180,402	(1,789,681)
	18,374,000	11/15/26	1.600% semi-annually	3-Month LIBOR quarterly	4,964	(730,707)
	7,022,000	11/15/26	1.650% semi-annually	3-Month LIBOR quarterly	(26,568)	(273,439)
	33,378,000	11/15/26	1.550% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	43,225	(1,772,614)
	3,122,000	11/15/44	1.810% semi-annually	3-Month LIBOR quarterly	4,178	(358,552)
	33,274,000	11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	(39,019)	(4,028,915)
Total	$303,075,000				$633,327	$(14,911,207)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION1

REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.33 Index	$27,115,000	12/20/24	1.000% quarterly	$421,232	$491,583	$(70,351)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR — London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

●	Level 1 - quoted prices in active markets for identical investments

●	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$393,027,659	$0	*	$393,027,659
U.S. Government & Agency Obligations	—	298,114,026	—		298,114,026
Mortgage-Backed Securities	—	176,454,851	—		176,454,851
Collateralized Mortgage Obligations	—	81,913,048	—		81,913,048
Asset-Backed Securities	—	60,773,249	—		60,773,249
Sovereign Bonds	—	59,428,896	—		59,428,896
U.S. Treasury Inflation Protected Securities	—	37,354,941	—		37,354,941
Purchased Options:
Exchange-Traded Purchased Options	$2,184,401	—	—		2,184,401
OTC Purchased Options	—	107,709	—		107,709
Total Long-Term Investments	2,184,401	1,107,174,379	—		1,109,358,780
Short-Term Investments†	10,826,109	—	—		10,826,109
Total Investments	$13,010,510	$1,107,174,379	—		$1,120,184,889
Other Financial Instruments:
Futures Contracts	$12,783,211	—	—		$12,783,211
Total	$25,793,721	$1,107,174,379	—		$1,132,968,100

LIABILITIES

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$5,980,125	—	—	$5,980,125
OTC Written Options	—	$365,960	—	365,960
Futures Contracts	9,848,501	—	—	9,848,501
Centrally Cleared Interest Rate Swaps	—	14,911,207	—	14,911,207
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	70,351	—	70,351
Total	$15,828,626	$15,347,518	—	$31,176,144

† See Schedule of Investments for additional detailed categorizations.

* Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund and Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund, both managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio was available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio was not a registered money market fund, it conducted all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended February 29, 2020. The following transactions were effected in shares of such companies for the period ended February 29, 2020.

	Affiliate Value at May 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio, LLC	$814,634	$162,182,366	162,182,366	$162,997,000	162,997,000
Western Asset Premier Institutional Government Reserves, Premium Shares	—	91,307,296	91,307,296	80,481,187	80,481,187
	$814,634	$253,489,662		$243,478,187

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 29, 2020
Western Asset Government Cash Management Portfolio, LLC	—	$103,723	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	27,251	—	$10,826,109
	—	$130,974	—	$10,826,109